Acquisitions and dispositions - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Business Acquisition [Line Items]
Sales of products	¥ 25,813,496	¥ 26,549,111	¥ 25,612,836
Misawa Homes Company Limited
Business Acquisition [Line Items]
Number of shares acquired	11,181,798
Ownership interest percentage	51.00%
Sales of products	¥ 130,046